Derivatives (Derivative Assets And Collateral Received) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Gross amounts of recognized assets	$ 81,634	$ 121,654
Derivative assets not subject to master netting agreements	10,200	33,700
Derivatives, interest rate contracts | Subject to Master Netting Agreements
Derivative [Line Items]
Gross amounts of recognized assets	71,458	87,962
Gross amounts offset in the Statements of Condition	0	0
Net amounts of assets presented in the Statements of Condition	71,458	87,962
Gross amounts not offset in the Statements of Condition, Derivative liabilities available for offset	(17,278)	(25,953)
Gross amounts not offset in the Statements of Condition, Collateral received	(33,370)	(52,888)
Net amount	$ 20,810	$ 9,121